STOCK OPTIONS	6 Months Ended
Mar. 31, 2012
Stock Options [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

NOTE 4          STOCK OPTIONS

On February 12, 2012, the Company granted options to employees to purchase 2,900,000 shares of common stock at an exercise price of $4.09 per share.  500,000 shares will be vested if the Company raises an aggregate of Five Million ($5,000,000) in gross proceeds from the sales of securities after the grant date and on or before September 30, 2012.  1,200,000 shares will be vested if the Company has either (a) achieved greater than thirty (30) thousand cubic feet per day gas production from at least twenty production pumps on or before March 31, 2013, or (b) collected at least $1 million (USD) from licensees and other customers after the grant date and on or before March 31, 2013.  1,200,000 shares will be vested if the Company has both (a) achieved for any period consisting of four consecutive fiscal quarters aggregate gross revenue per share of at least Twenty ($.20) Cents, and (b) the Company’s shares shall have been listed/quoted for trading on NASDAQ’s Capital market on or before March 31, 2014.  The Company has determined that none of the performance conditions are probable of achievement as of the date of these financial statements and, therefore, no value has been recognized on these options.

On February 12, 2012, the Company granted options to employees to purchase 300,000 shares of common stock at an exercise price of $4.09 per share in connection with the purchase of technology and intellectual property (See Note 8).  The options will be vested if, on or before January 9, 2014, the acquired technology described in U.S. Provisional Patent Application No. 61/583,531 entitled “A Pervaporation system for treating industrial produced water”, filed on January 9, 2012 and any and all foreign counterpart patent applications currently existing or filed in the future will be commercialized by the Company.  The Company has determined that none of the performance conditions are probable of achievement as of the date of these financial statements and, therefore, no value has been recognized on these options.

On February 12, 2012, the Company granted options to a non-employee to purchase 50,000 shares of common stock at an exercise price of $4.09 per share.  16,666 shares were vested immediately, 16,666 shares will be vested when the Company files a Definitive Patent Application and it is determined that the non-employee has fulfilled his obligation to assist the Company in such endeavor.  16,667 shares will be vested when the Company has determined that the non-employee has fulfilled his obligation to assist the Company in obtaining patent protection for the acquired technology described in U.S. Provisional Patent Application No. 61/583,531 entitled “A Pervaporation system for treating industrial produced water”, filed on January 9, 2012 and any and all foreign counterpart patent applications currently existing or filed in the future.  Vesting is not conditioned upon the Company’s patent application resulting in the issuance of the patent.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected Life:    1 – 3 years
Expected volatility:   71.34%
Risk free interest rate:   .35%
Expected dividends:   0%

On November 17, 2011, the Company granted an option to an employee to purchase 75,000  shares of common stock at an exercise price of $4.68 per share.  25,000 shares will be vested after one year of employment, 25,000 shares will be vested after two years of employment, and 25,000 shares will be vested after three years of employment.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:   1 – 3 years
Expected volatility:  57.57%
Risk free interest rate:  0.40%
Expected dividends:  0%

On November 17, 2011, the Company granted options to employees to purchase 375,000 shares of common stock at an exercise price of $4.25 per share.  100,000 shares were vested immediately, 91,664 shares will be vested after one year of employment, 91,668 shares will be vested after two years of employment, and 91,668 shares will be vested after three years of employment.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:   1 – 3 years
Expected volatility:  57.57%
Risk free interest rate:  0.40%
Expected dividends:  0%

On November 17, 2011, the Company granted an option to a non-employee to purchase 10,000 shares of common stock at an exercise price of $4.25 per share.  3,333 shares will be vested after one year of service, 3,333 shares will be vested after two years of service, and 3,334 shares will be vested after three years of service.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:   1 – 3 years
Expected volatility:  57.57%
Risk free interest rate:  0.40%
Expected dividends:  0%

On December 22, 2011, the Company granted an option to a non-employee to purchase 10,000 shares of common stock at an exercise price of $4.20 per share.  3,333 shares will be vested after one year of service, 3,333 shares will be vested after two years of service, and 3,334 shares will be vested after three years of service.  The Company has valued these options at their fair value using the Black-Scholes option pricing method.  The assumptions used were as follows:

Expected life:   1 – 3 years
Expected volatility:  63.13%
Risk free interest rate:  0.40%
Expected dividends:  0%

During the three and six months ended March 31, 2012 and 2011, the Company recognized compensation expense related to stock options of $88,064, $216,059 and $0, respectively.

For the six months ended March 31, 2012, the Company recorded stock-based compensation expense of $96,931 related to vested employee stock options, $92,015 related to unvested employee stock options, $19,083 related to vested non-employee stock options, and $8,030 related to unvested non-employee stock options.   For the six months ended March 31, 2011, the Company recorded no stock-based compensation expense.

Stock options and warrants issued to consultants and other non-employees as compensation for services provided to the Company are accounted for based on the fair value of the services provided or the estimated fair market value of the option or warrant, whichever is more reliably measurable in accordance with FASB ASC 505,  Equity,  and FASB ASC 718,  Compensation – Stock Compensation . The related expense is recognized over the period the services are provided.

A summary of the Company’s stock option plans as of March 31, 2012, and changes during the six month period then ended is presented below:

	Six Months Ended March 31, 2012
	Number of	Weighted Average
	Options	Exercise Price
Options outstanding at September 30, 2011	$-	$-
Options granted	3,720,000	4.12
Options expired	-	-
Options cancelled	-	-
Options at March 31, 2012	$3,720,000	$4.12
Options exercisable at March 31, 2012	$116,666	$4.23

Changes in the Company’s unvested options for the six months ended March 31, 2012 are summarized as follows:

	Six Months Ended March 31, 2012
	Number of	Weighted Average
	Options	Exercise Price
Non-vested options at September 30, 2011	-	$-
Options granted	3,720,000	4.12
Options vested	116,666	4.23
Options cancelled	-	-
Non-vested options at March 31, 2012	3,603,334	$4.12

	Options Outstanding			Options Exercisable
		Remaining
		Average	Weighted		Weighted
Range of		Contractual	Average		Average
Exercise	Number	Life	Exercise	Number	Exercise
Price	Outstanding	(In Years)	Price	Exercisable	Price
$4.68	75,000	4.88	$4.68	-	$-
4.25	385,000	9.89	4.25	100,000	4.25
4.20	10,000	9.98	4.20	-	-
4.09	3,250,000	9.88	4.09	16,666	4.09
Totals	3,720,000	9.75	$4.12	116,666	$4.23